SCHEDULE OF PRINCIPAL PAYMENTS DUE ON NON-CONVERTIBLE NOTES (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Advances And Non-convertible Notes Payable
Remainder of fiscal year	$ 6,317,767
Year 1	1,674,900	$ 7,352,695
Year 2	1,422,975	1,540,863
Year 3	1,357,973	1,526,582
Year 4		1,341,723
Thereafter	$ 3,135,313	$ 3,074,392